CoverPage - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Trading Symbol	NVGS
Security Exchange Name	NYSE
Entity Address, Country	GB
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Stock
Entity Incorporation, State or Country Code	1T
Entity Registrant Name	NAVIGATOR HOLDINGS LTD.
Entity Central Index Key	0001581804
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	77,180,429
Entity Address, Address Line One	10 Bressenden Place
Document Accounting Standard	U.S. GAAP
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1E 5DH
Entity File Number	001-36202
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers LLP	Ernst & Young LLP	DELOITTE & TOUCHE LLP
Auditor Firm ID	876	1438	34
Auditor Location	Watford, United Kingdom	London United Kingdom	Houston, Texas
Business Contact [Member]
Entity Address, Country	GB
Entity Address, Address Line One	10 Bressenden Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1E 5DH
Contact Personnel Name	Niall Nolan
City Area Code	20
Local Phone Number	7340 4850